UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.5%

	Shares	Value
CONSUMER DISCRETIONARY — 14.3%
Black Diamond*	498,900	$4,001,178
Bob Evans Farms	364,600	12,881,318
Carter’s*	195,300	8,186,976
Cooper Tire & Rubber	569,100	8,570,646
Group 1 Automotive	245,100	13,073,634
Hillenbrand	504,300	11,825,835
Insight Enterprises*	988,600	18,249,556
JOS A Bank Clothiers*	198,250	9,466,437
Knology*	919,800	13,861,386
Matthews International, Cl A	325,900	10,741,664
MDC Holdings	112,300	2,225,786
Men’s Wearhouse	460,100	15,868,849
Outdoor Channel Holdings	196,100	1,382,505
Papa John’s International*	368,000	14,256,320
Rush Enterprises, Cl A*	170,800	3,930,108
Rush Enterprises, Cl B*	172,200	3,289,020
Standard Parking*	583,100	10,309,208
Stoneridge*	856,700	8,027,279

		170,147,705

CONSUMER STAPLES — 1.1%
Snyders-Lance	560,600	12,888,194

ENERGY — 3.9%
Carrizo Oil & Gas*	325,800	7,913,682
Comstock Resources*	227,800	2,742,712
Georesources*	357,400	10,940,014
Natural Gas Services Group*	217,100	2,993,809
Oceaneering International	291,800	14,178,562
Unit*	168,900	7,642,725

		46,411,504

FINANCIAL SERVICES — 25.9%
Ameris Bancorp*	717,028	7,686,540
BancorpSouth	48,900	549,147
Bank of Kentucky Financial	106,800	2,526,888
BBCN Bancorp*	319,600	3,234,352
Berkshire Hills Bancorp	325,500	7,362,810
Boston Private Financial Holdings	1,558,000	12,837,920
Brandywine Realty Trust†	553,530	5,889,559
Bryn Mawr Bank	13,700	275,507
Camden Property Trust†	85,500	5,514,750
CapLease†	1,270,100	5,283,616
Cogdell Spencer†	979,300	4,162,025
Columbia Banking System	371,500	7,801,500

CubeSmart†	609,500	6,936,110
CVB Financial	684,685	7,209,733
Delphi Financial Group, Cl A	131,200	5,839,712
Duke Realty†	287,600	3,850,964
Enterprise Financial Services	403,400	4,998,126
Excel Trust†	878,100	11,151,870
Financial Institutions	182,600	3,120,634
First Financial Holdings	241,200	2,342,052
First of Long Island	165,200	4,392,668
Flushing Financial	555,300	7,279,983
FNB	900,900	10,558,548
Fortegra Financial*	427,200	2,892,144
Hancock Holding	278,700	9,252,840
Hanover Insurance Group	143,400	5,214,024
Heritage Financial	437,100	6,132,513

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — continued
HFF, Cl A*	378,300	$5,337,813
Hudson Valley Holding	383,901	8,426,627
Jack Henry & Associates	301,300	10,304,460
KBW	626,600	10,858,978
Kite Realty Group Trust†	1,304,300	6,521,500
LaSalle Hotel Properties†	180,900	4,893,345
Lexington Realty Trust†	1,038,241	8,928,873
Mack-Cali Realty†	148,900	4,282,364
Meadowbrook Insurance Group	423,610	4,223,392
Navigators Group*	126,000	6,020,280
Park Sterling*	354,500	1,552,710
Parkway Properties†	226,100	2,186,387
Pebblebrook Hotel Trust†	493,600	10,948,048
ProAssurance	97,200	7,934,436
Prosperity Bancshares	239,200	9,929,192
Selective Insurance Group	207,000	3,721,860
Tower Bancorp	317,200	9,766,588
Trico Bancshares	382,300	5,711,562
Union First Market Bankshares	559,500	7,687,530
Univest Corp of Pennsylvania	179,600	2,661,672
Waddell & Reed Financial, Cl A	180,700	4,960,215
Weingarten Realty Investors†	257,000	6,237,390
Wright Express*	202,200	11,064,384

		308,456,141

HEALTH CARE — 5.4%
Bio-Rad Laboratories, Cl A*	161,700	16,422,252
CONMED*	311,500	9,158,100
eResearchTechnology*	560,300	3,104,062
Hanger Orthopedic Group*	627,200	12,286,848
Medical Action Industries*	371,800	1,970,540
Owens & Minor	186,500	5,671,465
Sirona Dental Systems*	310,200	14,998,170
US Physical Therapy	20,200	412,080

		64,023,517

INDUSTRIALS — 0.9%
Altra Holdings*	568,100	10,901,839

INFORMATION TECHNOLOGY — 2.0%
CSG Systems International*	730,700	11,888,489
JDA Software Group*	416,700	12,280,149
NCI, Cl A*	13,300	97,356

		24,265,994

MATERIALS & PROCESSING — 15.1%
ABM Industries	540,500	11,728,850
Aptargroup	391,300	20,511,946
Beacon Roofing Supply*	457,700	10,463,022
Belden CDT	295,200	11,574,792
Brady, Cl A	352,800	11,420,136
Carpenter Technology	236,900	12,432,512
Consolidated Graphics*	74,100	3,763,539
Ferro*	1,616,800	10,929,568
HB Fuller	141,700	4,055,454
Interline Brands*	850,200	14,461,902
Koppers Holdings	320,200	12,164,398
Kraton Performance Polymers*	185,900	5,286,996
Minerals Technologies	127,800	8,108,910
OM Group*	427,300	11,592,649
Omnova Solutions*	1,004,400	4,981,824
Quanex Building Products	380,100	6,245,043
Rogers*	300,100	11,532,843
United Stationers	270,500	8,745,265

		179,999,649

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued
	Shares	Value
PRODUCER DURABLES — 19.4%
Actuant, Cl A	556,800	$14,114,880
Albany International, Cl A	466,300	11,200,526
Briggs & Stratton	544,600	8,501,206
CBIZ*	1,309,800	8,212,446
Celadon Group	628,200	9,391,590
Compass Diversified Holdings	981,100	13,755,022
ESCO Technologies	415,300	12,488,071
Esterline Technologies*	190,400	11,642,960
Granite Construction	322,300	8,582,849
HEICO, Cl A	191,406	7,378,701
II-VI*	140,600	3,235,206
Kaman	431,500	13,449,855
Littelfuse	310,700	15,755,597
Measurement Specialties*	583,600	18,967,000
Methode Electronics	913,200	9,068,076
Michael Baker*	345,900	8,471,091
Navigant Consulting*	884,200	11,326,602
Orbital Sciences*	600,800	8,705,592
Regal-Beloit	259,300	14,720,461
Saia*	235,100	3,540,606
Triumph Group	290,300	18,164,071

		230,672,408

TECHNOLOGY — 8.2%
ATMI*	538,900	12,599,482
Black Box	393,700	12,173,204
Coherent*	168,000	9,387,840
Diebold	400,600	12,695,014
Emulex*	800,700	8,359,308
Formfactor*	290,200	1,494,530
GSI Group*	107,300	1,239,315
Harmonic*	1,408,100	8,265,547
Integrated Device Technology*	1,837,500	11,649,750
Jabil Circuit	439,800	9,965,868
ON Semiconductor*	1,177,520	10,244,424

		98,074,282

UTILITIES — 1.3%
IDACORP	79,500	3,350,925
Unisource Energy	326,700	12,172,842

		15,523,767

TOTAL COMMON STOCK (Cost $967,391,734)		1,161,365,000

CASH EQUIVALENT — 2.4%
Dreyfus Treasury Prime Cash Management, 0.000%, (A) (Cost $29,060,453)	29,060,453	29,060,453

TOTAL INVESTMENTS — 99.9% (Cost $996,452,187)‡		$1,190,425,453

Percentages are based on Net Assets of $1,191,383,846.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY PORTFOLIO JANUARY 31, 2012 (Unaudited)

(A)	The rate shown is the 7-day effective yield as of January 31, 2012.

*	Non-income producing security.

†	Real Estate Investment Trust

‡	At January 31, 2012, the tax basis cost of the Portfolio’s investments was $996,452,187, and the unrealized appreciation and depreciation were $267,930,718 and $(73,957,452), respectively.

Cl — Class

As of January 31, 2012, all of the Portfolio’s investments were considered level 1, in accordance with ASC-820.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-1600

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012